Intangible Assets, Net (Details) - Schedule of Amortization of Intangible Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net (Details) - Schedule of Amortization of Intangible Assets [Line Items]
Total	$ 14,112,870	$ 9,319,001
Store Depreciation and Amortization [Member]
Intangible Assets, Net (Details) - Schedule of Amortization of Intangible Assets [Line Items]
Total	7,350,532	5,606,317
Franchise and Royalty Expenses [Member]
Intangible Assets, Net (Details) - Schedule of Amortization of Intangible Assets [Line Items]
Total	$ 6,762,338	$ 3,712,684